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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-01835


                   	  Pioneer Value Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  September 30

Date of reporting period:  December 31, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

Pioneer Value Fund
Schedule of Investments  12/31/2009

 Shares                                                            Value

           COMMON STOCKS - 99.7 %
           Energy - 19.6 %
           Integrated Oil & Gas - 9.4 %
1,100,000  Chevron Corp.                                       $ 84,689,000
725,600    Exxon Mobil Corp.                                     49,478,664
328,400    Occidental Petroleum Corp.                            26,715,340
                                                               $ 160,883,004
           Oil & Gas Drilling - 1.1 %
235,500    Transocean Ltd. *                                   $ 19,499,400
           Oil & Gas Equipment And Services - 1.6 %
904,200    Halliburton Co. *                                   $ 27,207,378
           Oil & Gas Exploration & Production - 6.5 %
398,000    Anadarko Petroleum Corp.                            $ 24,843,160
529,300    Apache Corp.                                          54,607,881
450,700    Devon Energy Corp.                                    33,126,450
                                                               $ 112,577,491
           Oil & Gas Storage & Transportation - 0.9 %
1,656,800  EL Paso Corp.                                       $ 16,286,344
           Total Energy                                        $ 336,453,617
           Materials - 3.3 %
           Diversified Chemical - 1.9 %
699,600    Dow Chemical Co.                                    $ 19,329,948
229,300    FMC Corp.                                             12,785,768
                                                               $ 32,115,716
           Diversified Metals & Mining - 0.9 %
192,600    Freeport-McMoRan Copper & Gold, Inc. (Class B) *    $ 15,463,854
           Gold - 0.5 %
192,466    Newmont Mining Corp.                                $  9,105,566
           Total Materials                                     $ 56,685,136
           Capital Goods - 9.0 %
           Aerospace & Defense - 2.8 %
350,000    Northrop Grumman Corp. *                            $ 19,547,500
403,600    United Technologies Corp.                             28,013,876
                                                               $ 47,561,376
           Industrial Conglomerates - 3.7 %
330,300    3M Co.                                              $ 27,305,901
2,450,400  General Electric Co.                                  37,074,552
                                                               $ 64,380,453
           Industrial Machinery - 1.6 %
679,934    Kennametal, Inc.                                    $ 17,623,889
192,100    SPX Corp.                                             10,507,870
                                                               $ 28,131,759
           Trading Companies & Distributors - 0.9 %
150,000    W.W. Grainger, Inc. (b)                             $ 14,524,500
           Total Capital Goods                                 $ 154,598,088
           Transportation - 0.6 %
           Railroads - 0.6 %
200,000    Norfolk Southern Corp.                              $ 10,484,000
           Total Transportation                                $ 10,484,000
           Automobiles & Components - 0.8 %
           Auto Parts & Equipment - 0.5 %
294,100    Johnson Controls, Inc.                              $  8,011,284
           Automobile Manufacturers - 0.3 %
590,126    Ford Motor Corp. * (b)                              $  5,901,260
           Total Automobiles & Components                      $ 13,912,544
           Consumer Durables & Apparel - 0.5 %
           Homebuilding - 0.5 %
872,300    Pulte Homes, Inc. * (b)                             $  8,723,000
           Total Consumer Durables & Apparel                   $  8,723,000
           Consumer Services - 1.6 %
           Restaurants - 1.6 %
443,300    McDonald's Corp.                                    $ 27,679,652
           Total Consumer Services                             $ 27,679,652
           Media - 3.7 %
           Cable & Satellite - 1.6 %
1,594,200  Comcast Corp.                                       $ 26,878,212
           Movies & Entertainment - 2.1 %
650,000    Time Warner, Inc.                                   $ 18,941,000
600,000    Viacom, Inc. (Class B) *                              17,838,000
                                                               $ 36,779,000
           Total Media                                         $ 63,657,212
           Retailing - 3.3 %
           Apparel Retail - 0.8 %
689,000    Gap Inc.                                            $ 14,434,550
           Computer & Electronics Retail - 1.2 %
514,800    Best Buy Co., Inc. (b)                              $ 20,314,008
           Home Improvement Retail - 1.3 %
750,000    Home Depot, Inc. (b)                                $ 21,697,500
           Total Retailing                                     $ 56,446,058
           Food & Drug Retailing - 1.4 %
           Drug Retail - 0.8 %
400,000    CVS/Caremark Corp.                                  $ 12,884,000
           Food Retail - 0.6 %
512,600    Kroger Co.                                          $ 10,523,678
           Total Food & Drug Retailing                         $ 23,407,678
           Food Beverage & Tobacco - 5.1 %
           Brewers - 0.8 %
248,200    Anheuser-Busch Inbev NV                             $ 12,941,937
           Packaged Foods & Meats - 2.3 %
300,000    General Mills, Inc.                                 $ 21,243,000
705,200    Kraft Foods, Inc.                                     19,167,336
                                                               $ 40,410,336
           Soft Drinks - 1.4 %
430,000    Coca-Cola Co.                                       $ 24,510,000
           Tobacco - 0.6 %
200,000    Philip Morris International, Inc.                   $  9,638,000
           Total Food Beverage & Tobacco                       $ 87,500,273
           Health Care Equipment & Services - 4.0 %
           Health Care Equipment - 1.0 %
196,700    Covidien Ltd.                                       $  9,419,963
200,000    Medtronic, Inc. *                                      8,796,000
                                                               $ 18,215,963
           Managed Health Care - 3.0 %
520,200    Aetna, Inc.                                         $ 16,490,340
674,200    United Healthcare Group, Inc.                         20,549,616
238,800    Wellpoint, Inc. *                                     13,919,652
                                                               $ 50,959,608
           Total Health Care Equipment & Services              $ 69,175,571
           Pharmaceuticals & Biotechnology - 9.4 %
           Biotechnology - 0.5 %
158,900    Amgen, Inc. *                                       $  8,988,973
           Life Sciences Tools & Services - 1.5 %
541,300    Thermo Fisher Scientific, Inc. *                    $ 25,814,597
           Pharmaceuticals - 7.4 %
211,800    Abbott Laboratories, Inc.                           $ 11,435,082
654,100    Bristol-Myers Squibb Co. (b)                          16,516,025
230,800    Johnson & Johnson  Co.                                14,865,828
800,000    Merck & Co., Inc.                                     29,232,000
2,993,300  Pfizer, Inc.                                          54,448,127
                                                               $ 126,497,062
           Total Pharmaceuticals & Biotechnology               $ 161,300,632
           Banks - 4.8 %
           Diversified Banks - 3.1 %
1,953,700  Wells Fargo  & Co.                                  $ 52,730,363
           Regional Banks - 1.7 %
1,748,600  KeyCorp                                             $  9,704,730
376,700    PNC Bank Corp.                                        19,885,993
                                                               $ 29,590,723
           Total Banks                                         $ 82,321,086
           Diversified Financials - 10.9 %
           Asset Management & Custody Banks - 3.3 %
150,000    Franklin Resources, Inc.                            $ 15,802,500
850,000    Invesco Ltd.                                          19,966,500
741,500    The Bank of New York Mellon Corp.                     20,739,755
                                                               $ 56,508,755
           Diversified Finance Services - 4.4 %
2,027,996  Bank of America Corp.                               $ 30,541,620
1,100,000  J.P. Morgan Chase & Co.                               45,837,000
                                                               $ 76,378,620
           Investment Banking & Brokerage - 2.7 %
185,000    Goldman Sachs Group, Inc.                           $ 31,235,400
500,000    Morgan Stanley                                        14,800,000
                                                               $ 46,035,400
           Specialized Finance - 0.5 %
25,000     CME Group, Inc.                                     $  8,398,750
           Total Diversified Financials                        $ 187,321,525
           Insurance - 5.0 %
           Insurance Brokers - 0.6 %
507,800    Marsh & McLennan Co., Inc.                          $ 11,212,224
           Life & Health Insurance - 3.0 %
188,000    Prudential Financial, Inc.                          $  9,354,880
2,125,000  Unum Group Corp.                                      41,480,000
                                                               $ 50,834,880
           Property & Casualty Insurance - 1.4 %
500,000    Chubb Corp.                                         $ 24,590,000
           Total Insurance                                     $ 86,637,104
           Real Estate - 1.2 %
           Office Real Estate Investment Trusts - 0.6 %
157,075    Boston Properties, Inc.                             $ 10,535,020
           Specialized Real Estate Investment Trusts - 0.6 %
115,800    Public Storage, Inc.                                $  9,431,910
           Total Real Estate                                   $ 19,966,930
           Software & Services - 2.3 %
           Internet Software & Services - 0.1 %
59,090     AOL, Inc. *                                         $  1,375,615
           Systems Software - 2.2 %
794,000    Microsoft Corp.                                     $ 24,209,060
600,000    Oracle Corp.                                          14,724,000
                                                               $ 38,933,060
           Total Software & Services                           $ 40,308,675
           Technology Hardware & Equipment - 3.2 %
           Communications Equipment - 1.8 %
1,000,000  Cisco Systems, Inc. *                               $ 23,940,000
93,600     Research In Motion, Ltd. *                             6,321,744
                                                               $ 30,261,744
           Computer Hardware - 1.4 %
250,000    Hewlett-Packard Co.                                 $ 12,877,500
85,100     IBM Corp. *                                           11,139,590
                                                               $ 24,017,090
           Total Technology Hardware & Equipment               $ 54,278,834
           Semiconductors - 1.6 %
           Semiconductors - 1.6 %
1,350,000  Intel Corp.                                         $ 27,540,000
           Total Semiconductors                                $ 27,540,000
           Telecommunication Services - 3.9 %
           Integrated Telecom Services - 3.9 %
407,200    Century Telephone Enterprises, Inc.                 $ 14,744,712
1,594,000  Verizon Communications, Inc.                          52,809,220
                                                               $ 67,553,932
           Total Telecommunication Services                    $ 67,553,932
           Utilities - 4.6 %
           Electric Utilities - 2.1 %
400,000    Edison International Co.                            $ 13,912,000
200,000    FirstEnergy Corp.                                      9,290,000
400,000    Southern Co.                                          13,328,000
                                                               $ 36,530,000
           Gas Utilities - 0.9 %
357,000    Questar Corp.                                       $ 14,840,490
           Multi-Utilities - 1.6 %
384,300    Public Service Enterprise Group, Inc.               $ 12,777,975
271,500    Sempra Energy Co.                                     15,198,570
                                                               $ 27,976,545
           Total Utilities                                     $ 79,347,035
           TOTAL COMMON STOCKS
           (Cost  $1,655,139,925)                              $ 1,715,298,582
Principal  TEMPORARY CASH INVESTMENTS
Amount ($)                                                         Value
           Securities Lending Collateral  - 1.1% (c)
           Certificates of Deposit:
554,556    Bank of Nova Scotia, 0.19%, 2/17/10                 $   554,556
554,556    DnB NOR Bank ASA NY, 0.2%, 2/17/10                      554,556
201,877    Nordea Bank Finland, 0.19%, 1/28/10                     201,877
504,154    Svenska NY, 0.20%, 3/30/10                              504,154
604,970    Rabobank Nederland NY, 0.19%, 3/2/10                    604,970
54,076     Westpac Banking NY, 1.35%, 3/19/10                       54,076
504,142    Societe Generale, 0.21%, 3/4/10                         504,142
554,556    CBA Financial, 0.27%, 1/3/11                            554,556
153,557    BNP Paribas, 0.78%, 6/4/10                              153,557
358,145    Wachovia Bank NA, 1.17%, 5/14/10                        358,145
                                                               $ 4,044,589
           Commercial Paper:
403,075    BBVA London, 0.28%, 3/18/10                         $   403,075
108,196    US Bancorp, 0.26%, 5/6/10                               108,196
101,549    American Honda Finance, 0.22%, 2/5/10                   101,549
151,376    GE Capital Corp., 0.45%, 8/20/10                        151,376
54,575     GE Capital Corp., 0.38%, 10/21/10                        54,575
54,941     GE Capital Corp., 0.34%, 10/6/10                         54,941
403,192    HND AF, 0.18%, 3/2/10                                   403,192
554,405    HSBC, 0.20%, 2/19/10                                    554,405
56,233     John Deer Capital Corp., 0.36%, 7/6/10                   56,233
427,015    JPMorgan Chase & Co., 0.57%, 9/24/10                    427,015
503,971    NABPP, 0.19%, 3/8/10                                    503,971
392,935    PARFIN, 0.25%, 4/19/10                                  392,935
503,937    Cafco, 0.20%, 3/15/10                                   503,937
554,381    Char FD, 0.18%, 3/5/10                                  554,381
503,630    WSTPAC, 0.25%, 5/27/10                                  503,630
302,374    Ciesco, 0.20%, 3/8/10                                   302,374
252,004    Ciesco, 0.20%, 2/18/10                                  252,004
504,042    Fasco, 0.17%, 2/12/10                                   504,042
252,426    Kithaw, 0.21%, 3/2/10                                   252,426
258,579    Kithaw, 0.20%, 2/23/10                                  258,579
346,198    Old LLC, 0.19%, 3/17/10                                 346,198
141,368    Old LLC, 0.18%, 2/17/10                                 141,368
172,107    Ranger, 0.20%, 3/12/10                                  172,107
171,378    SRCPP, 0.19%, 2/3/10                                    171,378
352,825    SRCPP, 0.19%, 2/10/10                                   352,825
151,111    TB LLC, 0.19%, 2/8/10                                   151,111
277,125    TB LLC, 0.20%, 3/5/10                                   277,125
100,879    TB LLC, 0.10%, 2/9/10                                   100,879
575,238    Bank of America, 0.87%, 5/12/10                         575,238
100,843    BBVA Senior US, 0.30%, 3/12/10                          100,843
571,705    Santander, 0.33%, 7/23/10                               571,705
201,583    WFC, 0.49%, 8/20/10                                     201,583
                                                               $ 9,505,196
           Tri-party Repurchase Agreements:
2,016,566  Deutsche Bank, 0.01%, 1/4/10                        $ 2,016,566
1,008,283  JPMorgan, 0.0%, 1/4/10                                1,008,283
1,362,241  Barclays Capital Markets, 0.0%, 1/4/10                1,362,240
                                                               $ 4,387,089
Shares
           Money Market Mutual Funds:
403,313    Dreyfus Preferred Money Market Fund                 $   403,313
403,313    Blackrock Liquidity Temporary Cash Fund                 403,313
                                                               $   806,626
           Total Securities Lending Collateral                 $ 18,743,500
           TOTAL TEMPORARY CASH INVESTMENTS
           (Cost  $18,743,500)                                 $ 18,743,500
           TOTAL INVESTMENT IN SECURITIES - 100.8%
           (Cost  $1,673,883,425) (a)                          $ 1,734,042,082
           OTHER ASSETS AND LIABILITIES - 0.8%                 $ (13,182,663)
           TOTAL NET ASSETS - 100.0%                           $ 1,720,859,419

*          Non-income producing security.

(a) At December 31, 2009, the net unrealized loss on investments based on cost for federal income tax purposes of $1,676,023,536 was as follows:

           Aggregate gross unrealized gain for all investments in which
           there is an excess of value over tax cost           $ 124,976,775

           Aggregate gross unrealized loss for all investments in which
           there is an excess of tax cost over value             (66,958,229)

           Net unrealized loss                                 $ 58,018,546

(b)        At December 31, 2009, the following securities were out on loan:

Shares                           Security                          Value

7,100      Best Buy Co., Inc.                                  $   280,166
200,000    Bristol-Myers Squibb Co.                              5,050,000
3,500      Ford Motor Corp. *                                       35,000
107,400    Home Depot, Inc.                                      3,107,082
742,500    Pulte Homes, Inc. *                                   7,425,000
10,000     W.W. Grainger, Inc.                                     968,300
           Total                                               $     16,865,548

(c)        Securities lending collateral is managed by Credit Suisse AG, New
York Branch.

           Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
           Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
           Level 1 - quoted prices in active markets for identical securities Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
           Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

           The following is a summary of the inputs used as of December 31, 2009, in valuing the Fund's assets:

		       Level 1        Level 2   Level 3    Total
Common stocks           $1,715,298,582 $0	   $0 $1,715,298,582
Temporary Cash Investments     806,626 17,936,874  0      18,743,500
Total                   $1,716,105,208 $17,936,874$0  $1,734,042,082

ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Value Fund

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date March 1, 2010


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date March 1, 2010



By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date March 1, 2010

* Print the name and title of each signing officer under his or her signature.